Curian Guidance - International Moderate Fund Summary (Curian Guidance - International Moderate Fund)	0 Months Ended
Apr. 28, 2014
Curian Guidance - International Moderate Fund
Prospectus [Line Items]
Supplement [Text Block]	Please delete all references to the Curian Guidance – International Opportunities Moderate Fund and replace them with Curian Guidance – International Moderate Fund.